Other Matters	12 Months Ended
Dec. 31, 2012
Other Matters [Abstract]
Other Matters
Other Matters

Supplemental Profit and Loss Information

Included in operating expenses are taxes, principally property taxes, of $21.4 million, $15.6 million and $10.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Supplemental Cash Flow Information and Schedule of Non-Cash Investing and Financing Activity

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Supplemental cash flow information:
Interest paid, net of amount capitalized	$36,378	$60,123	$53,352
Cash paid for income taxes	1,275	705	117
Supplemental schedule of non-cash investing
and financing activity:
Mortgage notes payable transferred
to purchaser	(254,095)	(215,285)	(8,666)
Mortgage note payable and interest payable transferred in deed in lieu of foreclosure	—	(8,601)	—
Mortgage loan issued to purchaser	—	—	(1,500)
Contingent consideration related to the
contribution of the Management Company	—	18,000	—
Restricted shares and deferred incentive share
units issued (forfeited)	(1,105)	1,110	1,949
Mortgage loan assumed in purchase	58,694	87,225	—
Shares issued in lieu of Directors' fees	263	319	285
Operating partnership units converted to common stock	18,216	—	—
Shares issued pursuant to TPG Management Services Agreement	225	—	—

Rents Receivable and Other Assets

	December 31
	2012	2011
	(In thousands)
Rents and fees receivable	$3,915	$5,001
Allowance for doubtful accounts	(1,606)	(1,812)
Straight-line rent receivable	34,205	19,183
Other receivables	2,755	14,905
Lease costs (net of accumulated amortization of
$28,049 and $21,087, respectively)	62,978	41,518
Loan costs (net of accumulated amortization of
$4,067 and $2,688, respectively)	7,183	5,160
Escrow and other deposits	7,606	16,975
Prepaid items	3,612	4,581
Investment in other assets	3,500	3,500
Other assets	543	416
	$124,691	$109,427

Intangible Assets

The following table reflects the portion of the purchase price of office properties allocated to intangible assets, as discussed in "Note A".  The portion of purchase price allocated to below market lease value and the related accumulated amortization is reflected in the Schedule of Accounts Payable and Other Liabilities within this note.

	December 31
	2012	2011
	(In thousands)
Lease in place value	$117,383	$65,213
Accumulated amortization	(33,919)	(20,380)
Above market lease value	43,094	29,225
Accumulated amortization	(10,544)	(4,603)
Other intangibles	3,000	—
Accumulated amortization	(917)	—
Goodwill-management company	—	26,173
	$118,097	$95,628

Accounts Payable and Other Liabilities

	December 31
	2012	2011
	(In thousands)
Office property payables:
Accrued expenses and accounts payable	$13,111	$14,240
Accrued property taxes	6,868	6,465
Prepaid rents	9,488	8,393
Deferred revenues	315	447
Security deposits	4,680	3,515
Below market lease value	27,745	9,009
Accumulated amortization – below market
lease value	(5,355)	(3,966)
Capital lease obligations	57	57
Corporate payables	1,930	1,136
Contingent consideration	—	18,000
Deferred tax liability non-current	1,959	14,344
Deferred compensation plan liability	—	278
Dividends payable	—	2,711
Accrued payroll	2,980	1,985
Fair value of interest rate swaps	16,285	11,134
Interest payable	2,653	2,593
	$82,716	$90,341

Preferred Stock

In June 2003, the Company sold 2.4 million shares of 8.0% Series D Cumulative Redeemable Preferred Stock ("Series D Preferred") with net proceeds to the Company of approximately $58.0 million.  On August 12, 2010, the Company issued an additional 1.97 million shares of its Series D Preferred stock at a price of $23.757 per share, equating to a yield of 8.5% (excluding accrued dividends).  On May 18, 2011, the Company issued approximately 1.0 million additional shares of its Series D Preferred stock to an institutional investor at a price of $25.00 per share, equating to a yield of 8.0%, and the Company used the net proceeds of approximately $26.0 million to fund the combination with Eola and the Company's share of equity contributions to purchase Fund II office properties.  At December 31, 2012, the Company had a total of 5.4 million shares of Series D Preferred stock outstanding, with a $25 liquidation value per share, and the shares are redeemable at the option of the Company at any time upon proper notice.  The Series D Preferred stock has no stated maturity, sinking fund or mandatory redemption and is not convertible into any other securities of the Company.
The Company declared dividends of $2.00 per share for the Series D Preferred stock for each of the three years 2012, 2011 and 2010.

The Company's shares of Series D preferred stock are listed on the New York Stock Exchange and trade under the symbol "PKY PrD".

On May 3, 2012, the Company entered into a Securities Purchase Agreement (the "Purchase Agreement"), by and among the Company and TPG Pantera.  Pursuant to the terms of the Purchase Agreement on June 5, 2012, the Company issued to TPG Pantera 4.3 million shares, or approximately $48.4 million, of common stock and approximately 13.5 million shares, with an initial liquidation value of $151.6 million, of newly-created, non-voting Series E Cumulative Redeemable Convertible Preferred Stock, par value $0.001 per share (the "Series E Preferred Stock").  The Company received proceeds of approximately $200.0 million and incurred approximately $13.9 million, which were recorded as a reduction to proceeds received.  During the year ended December 31, 2012, the Company issued an additional 6,666 shares of Series E Preferred Stock and 11,733 shares of common stock to TPG Pantera in lieu of director's fees pursuant to the agreements entered into with TPG Pantera at the closing under the Purchase Agreement and paid approximately $5.0 million and $1.0 million in dividends on common stock and Series E Preferred Stock, respectively, to TPG Pantera.

At a special meeting of the Company's stockholders held on July 31, 2012, the stockholders approved among other things, the right to convert, at the option of the Company or the holders, the Series E Preferred Stock into shares of the Company's common stock.  On August 1, 2012, the Company delivered a conversion notice to TPG Pantera and all shares of Series E Preferred Stock were converted into common stock on a one-for-one basis.